Stockholder's Equity	12 Months Ended
Jan. 03, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholder's Equity
Stockholders’ Equity

Common stock and treasury stock activity:	Stock	Treasury Stock
Balance, December 30, 2012	37,162,697	—
Issued	408,485	—
Balance, December 29, 2013	37,571,182	—
Acquired	—	1,396,290
Issued	126,683	(354,009)
Balance, December 28, 2014	37,697,865	1,042,281
Acquired	—	2,561,815
Issued	—	(420,830)
Balance, January 3, 2016	37,697,865	3,183,266

Shares issued include stock options exercised as well as shares issued under certain compensation plans.
Treasury Stock
In October 2011, the Company’s Board of Directors authorized a stock repurchase program to repurchase up to 2,500,000 shares of the Company’s common stock. In 2014, the Company purchased 469,290 shares of common stock in open market purchases for $45.0 million. Following the open market purchases, in September 2014, the Company entered into a $101.6 million accelerated share repurchase (“ASR”) agreement with a financial institution (“ASR Counterparty”) in a privately negotiated transaction for 1,030,000 shares of the Company’s common stock.  Pursuant to the ASR agreement, in September 2014, the Company advanced $101.6 million to the ASR counterparty and received 927,000 shares of common stock, which used $91.4 million of the $101.6 million advanced, representing 90% of the estimated shares to be repurchased under the ASR agreement.  In May 2015, the September 2014 ASR agreement was settled and Teledyne received 78,522 shares of common stock on June 3, 2015.
On January 27, 2015, the Company’s Board of Directors authorized an additional stock repurchase program authorizing the Company to repurchase up to an additional 2,500,000 shares of its common stock. On February 2, 2015, the Company entered into a $142.0 million ASR agreement with a financial institution in a privately negotiated transaction for 1,500,000 shares of the Company's common stock. Pursuant to the ASR agreement, in February 2015, the Company advanced $142.0 million to the ASR counterparty and received 1,425,000 shares of common stock, which used $134.9 million of the $142.0 million advanced, representing 95% of the estimated shares to be repurchased under the ASR agreement. In November 2015, the February 2015 ASR was settled with the Company making a payment of $1.2 million. In November 2015, the Company entered into a $100.5 million ASR agreement with a financial institution in a privately negotiated transaction for 1,100,000 shares of the Company's common stock. Pursuant to the ASR agreement, the Company advanced $100.5 million to the ASR counterparty and received 1,045,000 shares of common stock, which used $95.5 million of the $100.5 million advanced, representing 95% of the estimated shares to be repurchased under the ASR agreement. On February 19, 2016, the November 2015 ASR was settled and Teledyne received 135,374 shares of common stock.
The up-front payments were accounted for as a reduction to stockholders’ equity in the Company’s Consolidated Balance Sheet in the period the payments were made. The total number of shares of common stock repurchased under each ASR is based on the average of the daily volume-weighted average prices of the common stock during the term of the respective ASR, less a discount. At settlement, the ASR Counterparty may be required to deliver additional shares of the Company’s common stock to the Company or, under certain circumstances, the Company may be required to deliver shares of its common stock or make a cash payment to the ASR Counterparty.  The Company has treated the ASRs as a treasury share repurchase of common stock in the period the shares were delivered for purposes of calculating earnings per share and as a forward contract indexed to its own common stock.  The ASRs meet all of the applicable criteria for equity classification, and, therefore, is not accounted for as a derivative instrument.
In 2015, the Company spent $243.8 million to repurchase a total of 2,561,815 shares of its common stock. In 2014, the Company spent $146.6 million to repurchase a total of 1,396,290 shares of its common stock under the ASR agreement, as well as the open market purchases. Teledyne has 3,183,266 shares of treasury stock at January 3, 2016.
On January 26, 2016, the Company’s Board of Directors authorized an additional stock repurchase program authorizing the Company to repurchase up to an additional 3,000,000 shares of its common stock. The 2015 and 2016 stock repurchase authorizations are expected to remain open continuously, with respect to the shares remaining thereunder, and the number of shares repurchased will depend on a variety of factors, such as share price, levels of cash and borrowing capacity available, alternative investment opportunities available immediately or longer-term, and other regulatory, market or economic conditions. Future repurchases are expected to be funded with cash on hand and borrowings under the Company's credit facility.
Preferred Stock
Authorized preferred stock may be issued with designations, powers and preferences designated by the Board of Directors. There were no shares of preferred stock issued or outstanding in 2015, 2014 or 2013.
Stock Incentive Plan
Teledyne has long-term incentive plans which provide its Board of Directors the flexibility to grant restricted stock, restricted stock units, performance shares, non-qualified stock options, incentive stock options and stock appreciation rights to officers and employees of Teledyne. Employee stock options become exercisable in one-third increments on the first, second and third anniversary of the grant and have a maximum 10 year life.
No stock options were granted in 2015. Stock option compensation expense is recorded on a straight line basis over the appropriate vesting period, generally three years. The Company recorded $12.2 million, $14.0 million, and $10.7 million for stock option expense, for 2015, 2014 and 2013, respectively. The Company issues shares of common stock upon the exercise of stock options.
The fair value of stock options is determined by using the a lattice-based option pricing model. The Company uses a combination of its historical stock price volatility and the volatility of exchange traded options, if any, on the Company stock to compute the expected volatility for purposes of valuing stock options granted. The period used for the historical stock price corresponded to the expected term of the options. The period used for the exchange traded options, if any, included the longest-dated options publicly available, generally three months. The expected dividend yield is based on Teledyne’s practice of not paying dividends. The risk-free rate of return is based on the yield of U.S. Treasury Strips with terms equal to the expected life of the options as of the grant date. The expected life in years is based on historical actual stock option exercise experience.

Stock option valuation assumptions:	2014	2013
Expected dividend yield	—	—
Expected volatility	30.7%	31.9%
Risk-free interest rate	1.7%	0.9%
Expected life in years	7.4	7.3

Based on the assumptions used in the valuation of stock options, the grant date weighted average fair value of stock options granted in 2014 and 2013 was $36.19 and $27.17, respectively.
Stock option transactions for Teledyne’s employee stock option plans are summarized as follows:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Beginning balance	2,499,708	$63.85	2,419,372	$53.77	2,203,005	$45.90
Granted	—	$—	567,008	$94.22	573,724	$75.17
Exercised	(333,527)	$50.59	(406,167)	$44.01	(313,265)	$37.10
Canceled or expired	(80,328)	$85.26	(80,505)	$74.72	(44,092)	$57.68
Ending balance	2,085,853	$65.15	2,499,708	$63.85	2,419,372	$53.77
Options exercisable at end of period	1,609,109	$58.30	1,477,205	$49.81	1,414,002	$43.40

The following table provides certain information with respect to stock options outstanding and stock options exercisable at January 3, 2016, under the employee stock option plans:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Remaining life in years	Shares	Weighted Average Exercise Price
$30.01-$40.00	233,519	$38.44	1.0	233,519	$38.44
$40.01-$50.00	459,481	$44.63	4.7	459,481	$44.63
$50.01-$60.00	182,544	$50.81	2.3	182,544	$50.81
$60.01-$70.00	298,175	$64.73	6.4	298,175	$64.73
$70.01-$80.00	427,028	$75.17	7.4	276,774	$75.17
$90.00-$95.74	485,106	$94.27	8.4	158,616	$94.27
	2,085,853	$65.15	5.7	1,609,109	$58.30

Non-Employee Director Stock Compensation Plan
Teledyne also sponsors a stock plan for non-employee directors pursuant to which non-employee directors received annual stock options and received stock or stock options until January 1, 2015 in lieu of their respective retainer and meeting fees. The stock options become exercisable one year after issuance and have a maximum 10 year life.
Stock option transactions for Teledyne’s non-employee director stock option plans are summarized as follows:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Beginning balance	351,169	$51.76	324,381	$45.06	308,908	$39.35
Granted	—	$—	45,010	$89.19	42,166	$71.22
Exercised	(53,152)	$39.99	(18,088)	$24.59	(26,363)	$20.86
Canceled or expired	—	$—	(134)	$61.80	(330)	$40.70
Ending balance	298,017	$53.86	351,169	$51.76	324,381	$45.06
Options exercisable at end of period	298,017	$53.86	310,159	$46.88	282,215	$41.07

The following table provides certain information with respect to stock options outstanding and stock options exercisable at January 3, 2016, under the non-employee director stock option plan:

	Stock Options Outstanding and Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Remaining life in years
$15.53-$20.00	966	$15.53	3.1
$20.01-$30.00	26,842	$26.03	3.2
$30.01-$40.00	49,813	$33.64	3.3
$40.01-$50.00	84,589	$46.08	4.0
$50.01-$60.00	30,797	$53.65	2.8
$60.01-$70.00	39,010	$64.36	6.7
$70.01-$80.00	32,000	$75.13	7.3
$80.01-$94.24	34,000	$94.06	8.3
	298,017	$53.86	4.9

The total pretax intrinsic value of options exercised during 2015 and 2014 (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) was $19.3 million and $23.2 million, respectively. At January 3, 2016, the intrinsic value of stock options outstanding was $59.5 million and the intrinsic value of stock options exercisable was $59.3 million. During 2015 and 2014, the amount of cash received from the exercise of stock options was $19.0 million and $18.3 million, respectively.
At January 3, 2016, there was $9.1 million of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted-average period of 0.9 years.
Following each Annual Meeting of Stockholders beginning with the 2015 Annual Meeting, non-employee directors each receive restricted stock units valued at $110,000 (or valued at $55,000 for a person who becomes a director for the first time after the date of the Annual Meeting). The restricted stock units generally vest one year following the date of grant and are settled in shares of common stock on the date of vesting unless a director has elected to defer settlement of the award until his or her separation from Board service. In 2015, we issued 9,534 restricted stock units to non-employee directors.
Performance Share Plan
Teledyne’s Performance Share Plan (“PSP”) provides grants of performance share units, which key officers and executives may earn if Teledyne meets specified performance objectives over a three-year period. Awards are payable in cash and to the extent available, shares of Teledyne common stock. Awards are generally paid to the participants in three annual installments after the end of the performance cycle so long as they remain employed by Teledyne (with exceptions for retirement, disability and death). Participants in the performance share program may elect to pay taxes due with respect to an installment payment with awarded cash, by reducing the number of awarded shares, or a combination thereof.
In January 2009, the performance cycle for the three-year period ending January 1, 2012, was set. Based on the performance over the three-year period, at January 1, 2012, up to 109,557 shares were calculated to be issued in three equal installments during 2012, 2013 and 2014. The first installment in 2012 was paid entirely in cash based upon the then current market price of $55.58 per share multiplied by 36,531 shares that would have been issued. In 2013, the Company issued 23,519 shares for the second installment. For the third and final installment in 2014, the Company issued 19,742 shares.
In February 2012, the performance cycle for the three-year period ending December 31, 2014, was set. Under the plan, and based on actual performance, the number of shares that could be issued in three equal installments in 2015, 2016 and 2017, was 22,981. This amount has been reduced by forfeitures to 7,921. In 2015, the Company issued 1,944 shares. In 2016, the Company issued 864 shares and 1,883 remain to be issued in 2017.
In February 2015, the performance cycle for the three-year period ending December 31, 2017, was set. Under the plan, the target number of shares that could be issued in three equal installments in 2018, 2019 and 2020, was 48,794. The maximum number of shares that could be issued in three equal installments in 2018, 2019 and 2020, was 97,588.
The calculated expense for each plan year was based on the expected cash payout and the expected shares to be issued, valued at the share price at the inception of the performance cycle, except for the shares that can be issued based on a market comparison. The expected expense for these shares was calculated using a Monte-Carlo type simulation which takes into consideration several factors including volatility, risk free interest rates and correlation of Teledyne’s stock price with the comparator, the Russell 2000 Index. No adjustment to the calculated expense for the shares issued based on a market based comparison will be made regardless of the actual performance. The Company recorded $2.3 million, $6.2 million and $3.2 million in compensation expense related to the PSP program for fiscal years 2015, 2014 and 2013, respectively.
Restricted Stock Award Program
Under Teledyne’s restricted stock award program selected officers and key executives receive a grant of stock equal to a specified percentage of the participant’s annual base salary at the date of grant. The restricted stock is subject to transfer and forfeiture restrictions during an applicable “restricted period”. The restrictions have both time-based and performance-based components. The restricted period expires (and the restrictions lapse) on the third anniversary of the date of grant, subject to the achievement of stated performance objectives over a specified three-year performance period. If employment is terminated (other than via death, retirement or disability) during the restricted period, stock is forfeited. At January 3, 2016, total of 109,170 shares of restricted stock were issued and outstanding.

Restricted stock:	Shares	Weighted average fair value per share
Balance, December 30, 2012	121,769	$39.01
Granted	48,325	$66.65
Issued	(39,867)	$29.62
Forfeited/Canceled	(944)	$29.62
Balance, December 29, 2013	129,283	$52.31
Granted	37,688	$88.05
Issued	(40,197)	$37.22
Forfeited/Canceled	(18,048)	$56.68
Balance, December 28, 2014	108,726	$69.55
Granted	43,588	$96.28
Issued	(29,642)	$51.38
Forfeited/Canceled	(13,502)	$82.33
Balance, January 3, 2016	109,170	$83.58

The calculated expense for each plan year is based on a Monte-Carlo type simulation which takes into consideration several factors including volatility, risk free interest rates and the correlation of Teledyne’s stock price with the comparator, the Russell 2000 Index. No adjustment to the calculated expense will be made regardless of actual performance. The Company recorded $4.0 million, $2.8 million and $2.1 million in compensation expense related to the restricted stock award program for fiscal years 2015, 2014 and 2013, respectively. At January 3, 2016, there was $3.6 million of total unrecognized compensation cost related to non-vested awards which is expected to be recognized over a weighted-average period of approximately 1.6 years.